ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 28, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities are apportioned as follows:

	February 28, 2017	February 29, 2016
Trade payables	14,726	11,858
Accrued liabilities	5,061	5,830
Termination fee	3,351	3,337
Payroll related accruals	1,033	1,257
Warranty accrual	697	926
Income taxes payable	303	555
Capital lease obligation	35	69

Total accounts payable and accrued liabilities	25,206	23,832

        On April 10, 2013, the Company announced changes to its existing operational framework with Nokia. Included in the changes was an agreement to a termination fee in the amount of $8,668 to be paid to Nokia in installments. Payments totaling $4,351 were made by the year ended February 29, 2016. As at February 28, 2017, the liability is valued at $3,351 and is considered short term in nature [2016 – $3,337 short term].

        Warranty accrual:

        The Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty, which vary by customer, product, or service and historical experience of returns and cost of repairs. The Company regularly evaluates the appropriateness of the remaining accrual.

        The following table details the changes in the warranty accrual for the respective years:

	February 28, 2017	February 29, 2016
Balance at the beginning of the period	926	678
Accruals	1,314	2,057
Utilization	(1,543)	(1,809)

Balance at the end of the period	697	926